Business and Organization, Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Property, Plant and Equipment [Line Items]
Cash and cash equivalents maturity period	3 months
Decrease in depreciation expense	¥ 814
Net income attributable to KONAMI CORPORATION	505
Basic net income attributable to KONAMI CORPORATION per common share	¥ 3.64
Percentage of benefits from tax positions realized upon settlement	50.00%
Membership fee revenue, deferral period	1 month
Package software, service period	6 months
Research and development expenses	2,620	2,412	2,444
Prepaid royalties	494	430
Shipping and handling expenses	1,853	2,152	2,594
Advertising expenses	¥ 9,084	¥ 11,455	¥ 9,017
Potentially dilutive shares outstanding	0	0	0
Minimum [Member]
Property, Plant and Equipment [Line Items]
Voting interest for investment in affiliate	20.00%
Right to receive disposal services of machinery, exercisable period	5 years
Minimum [Member] | Buildings and structures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	10 years
Minimum [Member] | Tools, furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	2 years
Minimum [Member] | Software for Internal Use [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	2 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Voting interest for investment in affiliate	50.00%
Right to receive disposal services of machinery, exercisable period	7 years
Maximum [Member] | Buildings and structures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	50 years
Maximum [Member] | Tools, furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	20 years
Maximum [Member] | Software for Internal Use [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	5 years
Royalties and license fees [Member]
Property, Plant and Equipment [Line Items]
Intangible assets useful life, minimum	2 months
Intangible assets useful life, maximum	12 months